EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Expenses Recognized in Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Current service cost	$ 356	$ 359	$ 391
Interest expenses, net	23	20	18
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004.	(7)	5	(10)
Total employee benefit expenses	372	384	399
Actual (negative) return on plan assets	$ 119	$ 22	$ (12)